Recorded purchase price (Details) (USD $)	0 Months Ended
Jan. 28, 2013
Purchase Price:
Fair value of 20,542,009 Red Mountain shares exchanged for Cross Border common stock	$ 18,282,388
Cash acquisition of Cross Border common stock	3,491,793
Acquisition of Cross Border note payable and accrued interest	697,039
Total consideration paid	22,471,220
Add: Estimated Fair Value of Liabilities Assumed:
Accounts payable	4,608,926
Asset retirement obligations	3,329,192
Environmental liability	2,100,000
Line of credit	8,750,000
Creditors payable	1,352,783
Accrued expense and other liabilities	114,692
Amount attributable to liabilities assumed	20,255,593
Noncontrolling interest	6,358,594
Total purchase price	49,085,407
Estimated Fair Value of Net Assets Acquired:
Cash	279,233
Accounts receivable	3,147,226
Prepaid and other current assets	450,615
Derivative assets	34,976
Other property and equipment	51,726
Proven oil and gas assets	19,959,000
Unproven oil and gas assets	25,108,307
Other long-term assets	54,324
Amount attributable to net assets acquired	$ 49,085,407
Red Mountain number of shares exchanged for Cross Border common stock	20,542,009